Regulatory Matters - Reconciliation of bank equity amount for regulatory capital purposes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters [Abstract]
Bank equity	$ 37,427	$ 39,650
Less net unrealized gain (loss)	(1,387)	2,896
Less disallowed goodwill	2,727	2,727
Tier 1 capital	36,087	34,027
Plus allowance for loan losses	2,679	2,593
Total risked-based capital	$ 38,766	$ 36,620